Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables
	December 31,
	2017	2016
Accrued interest	274	1,266
Accrued audit fees	-	64
Other accruals	996	1,065
Insurance deductibles	139	134
Other payables	46	80
Total	1,455	2,609